Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Acquisitions and Divestitures
Acquisitions and Divestitures

Subsequent to December 31, 2019

Contribution of European Run-off to a joint venture
On December 20, 2019 the company entered into an agreement to contribute its wholly owned European Run-off group ("European Run-off") to RiverStone Barbados Limited (“RiverStone Barbados”), a newly created entity to be jointly managed with OMERS, the pension plan for municipal employees in the province of Ontario. Pursuant to the agreement, OMERS will subscribe for a 40.0% equity interest in RiverStone Barbados for cash consideration of approximately $597. At the closing date the company will deconsolidate European Run-off from the Run-off reporting segment and apply the equity method of accounting to its joint venture interest in RiverStone Barbados. The company will have the option to purchase OMERS' interest in RiverStone Barbados at certain dates commencing in 2023. The transaction is subject to regulatory approval and is expected to close in the first half of 2020.

Assets held for sale and liabilities associated with assets held for sale as presented on the company's consolidated balance sheet at December 31, 2019 were comprised of the assets and liabilities of European Run-off as follows:

	European Run-off	Intercompany reinsurance(1)	Consolidation adjustments(1)	As presented on the consolidated balance sheet
Assets held for sale:
Insurance contract receivables	53.1	8.2	—	61.3
Portfolio investments(2)	2,688.7	—	(313.4)	2,375.3
Deferred premium acquisition costs	1.9	(0.2)	—	1.7
Recoverable from reinsurers	642.0	(382.0)	—	260.0
Deferred income taxes	2.2	—	—	2.2
Other assets	351.2	—	(266.1)	85.1
	3,739.1	(374.0)	(579.5)	2,785.6
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	77.6	—	(10.5)	67.1
Short sale and derivative obligations	2.0	—	—	2.0
Insurance contract payables	49.5	(11.7)	—	37.8
Insurance contract liabilities	2,340.7	(503.9)	—	1,836.8
Borrowings - insurance and reinsurance companies	91.4	—	—	91.4
	2,561.2	(515.6)	(10.5)	2,035.1

(1)	Primarily reflects reinsurance with Wentworth and investments in Fairfax subsidiaries.

(2)	Includes cash and cash equivalents of $283.7. See note 27.

Year ended December 31, 2019

Acquisition of Universalna
On November 5, 2019 the company transferred its investment in ARX Insurance (described below) into Limited Liability Company FFH Ukraine Holdings ("Fairfax Ukraine"), a newly formed subsidiary. On November 6, 2019 Fairfax Ukraine completed the acquisition of Private Joint Stock Company Insurance Company Universalna ("Universalna"), a property and casualty insurance company in Ukraine. Purchase consideration for Universalna was comprised of cash of $4.6 and the transfer of a 30.0% equity interest in Fairfax Ukraine to the European Bank for Reconstruction and Development. The assets, liabilities and results of operations of Fairfax Ukraine were consolidated in the Insurance and Reinsurance - Other reporting segment.

Merger of Grivalia Properties REIC and Eurobank Ergasias S.A.
On May 17, 2019 Grivalia Properties REIC ("Grivalia Properties") merged into Eurobank Ergasias S.A. (“Eurobank”), as a result of which shareholders of Grivalia Properties, including the company, received 15.8 newly issued Eurobank shares in exchange for each share of Grivalia Properties. Accordingly, the company deconsolidated Grivalia Properties from the Non-insurance companies reporting segment, recognized a non-cash gain of $171.3 and reduced non-controlling interests by $466.2. In connection with the merger, Grivalia Properties had paid a pre-merger capital dividend of €0.42 per share on February 5, 2019. The company owned approximately 53% of Grivalia Properties and 18% of Eurobank prior to the merger, and owned 32.4% of Eurobank upon completion of the merger. The company continues to account for its investment in Eurobank as a common stock at FVTPL due to regulatory restrictions on the company's ability to affect the relevant activities of Eurobank. Eurobank is a financial services provider in Greece and is listed on the Athens Stock Exchange.

Privatization of AGT Food and Ingredients Inc.
On April 17, 2019 AGT Food & Ingredients Inc. (“AGT”) completed a management-led privatization for Cdn$18.00 per common share. The buying group, comprised of the company, AGT management and other co-investors, acquired through a newly formed subsidiary of the company ("Purchase Co.") all AGT common shares not already owned by the buying group for cash consideration of $226.5 (Cdn$301.8), resulting in the company acquiring a 69.9% controlling equity interest in AGT upon closing and effectively settling the company’s pre-existing interests in AGT's preferred shares and warrants at fair value.

Contemporaneously with the acquisition of AGT, Purchase Co. acquired the company's preferred shares and the remaining common shares of AGT held by the buying group in exchange for its own common shares which diluted the company’s interest in AGT to 59.6%, with AGT management and other co-investors owning the remainder. Purchase Co. and AGT subsequently amalgamated and the amalgamated entity was renamed AGT. The company holds warrants that, if exercised, would increase its equity interest in AGT to approximately 80%. The preferred shares were subsequently canceled and the warrants are eliminated on consolidation of AGT. The assets, liabilities and results of operations of AGT were consolidated in the Non-insurance companies reporting segment. AGT is a supplier of pulses, staple foods and food ingredients.
Acquisition of AXA operations in Ukraine
On February 14, 2019 the company completed the acquisition of the insurance operations of AXA in Ukraine (subsequently renamed ARX Insurance Company ("ARX Insurance")) for purchase consideration of $17.4. The assets, liabilities and results of operations of ARX Insurance were consolidated in the Insurance and Reinsurance - Other reporting segment.
Additional investment in Consolidated Infrastructure Group
On January 4, 2019 Fairfax Africa acquired an additional 41.2% equity interest in Consolidated Infrastructure Group ("CIG") for $44.9 (628.3 million South African rand) which increased its total equity interest in CIG to 49.1%. Fairfax Africa has de facto control of CIG as its largest shareholder, and as an owner of currently exercisable CIG convertible debentures that would provide majority voting control if converted. CIG is a pan-African engineering infrastructure company listed on the Johannesburg Stock Exchange. The assets, liabilities and results of operations of CIG were consolidated in the Non-insurance companies reporting segment.
The determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above is currently underway and will be finalized within twelve months of the respective acquisition dates. Provisionally recorded amounts primarily include intangible assets, deferred income taxes, and goodwill.

	AGT		Other(1)
Acquisition date	April 17, 2019		Throughout 2019
Percentage of common shares acquired	69.9%

Assets:
Insurance contract receivables	—		16.9
Portfolio investments	113.0	(2)	220.3	(2)
Recoverable from reinsurers	—		17.6
Deferred income taxes	—		0.8
Goodwill and intangible assets	240.9	(3)	285.4	(4)
Other assets	878.9	(5)	328.4
	1,232.8		869.4
Liabilities:
Accounts payable and accrued liabilities	161.9		282.6
Short sale and derivative obligations	50.3		—
Insurance contract payables	—		8.3
Insurance contract liabilities	—		93.2
Deferred income taxes	42.9		18.1
Borrowings - non-insurance companies	535.9		148.5
	791.0		550.7
Settlement of pre-existing interests	114.3	(6)	—
Non-controlling interests	98.5	(7)	36.7	(7)
Purchase consideration	229.0		281.2
Excess of fair value of net assets acquired over purchase consideration	—		0.8
	1,232.8		869.4

(1)
Comprised primarily of the acquisitions of Universalna and ARX Insurance, the consolidation of CIG by Fairfax Africa, the consolidation of Ambridge Partners by Brit (note 6) and incremental acquisitions by Boat Rocker and Thomas Cook India.

(2)	Includes subsidiary cash and cash equivalents at AGT of $111.5 and at other subsidiaries of $144.5.

(3)	Comprised of goodwill of $175.5 and intangible assets of $65.4 (primarily brand names of $34.7 and customer relationships of $16.9).

(4)	Comprised of goodwill of $146.1 and intangible assets of $139.3 (primarily customer relationships of $42.6 at Brit and $46.0 at Boat Rocker).

(5)	Primarily comprised of premises and equipment of $442.6 (principally vehicles and heavy machinery of $200.4 and buildings of $108.3), accounts receivable of $198.1 and inventory of $148.3.

(6)	Comprised of the company's pre-existing investments in AGT preferred shares of $108.6 and AGT warrants of $5.7 which were considered settled at fair value on the acquisition date.

(7)	Non-controlling interest was measured at fair value at AGT and as the proportionate share of the identifiable net assets acquired at other subsidiaries.

Year ended December 31, 2018

Reorganization of ownership interests in Sporting Life Inc. and Golf Town Limited
On August 31, 2018 the company, together with the respective non-controlling interests, contributed 100% of the ownership interests in Sporting Life and Golf Town to a new holding company. Subsequent to the reorganization, the company held a controlling 65.1% ownership interest in each of Sporting Life and Golf Town through the new holding company.

Additional investments in Brit Limited
On July 5, 2018 Brit used the proceeds from a $264.6 capital contribution from the company to purchase an 11.2% ownership interest from its minority shareholder (OMERS) for $251.8 and to pay an accrued dividend of $12.8 on the shares purchased. Subsequent to this transaction, the company's ownership interest in Brit was 88.0%. On December 14, 2018 the company increased its ownership interest in Brit to 88.9% through a capital contribution of $126.0 to support Brit's 2019 underwriting plans.

Additional investment in Fairfax Africa Holdings Corporation
On June 18, 2018 Fairfax Africa completed a bought deal secondary public offering of 12,300,000 subordinate voting shares at a price of $12.25 per share, which raised gross proceeds of $150.7 (net proceeds of $148.3 after commissions and expenses). The company acquired 4,100,000 subordinate voting shares for $50.2 through the public offering, and an additional 645,421 subordinate voting shares for $7.6 through open market purchases. These transactions collectively decreased the company's ownership interest and voting interest in Fairfax Africa from 64.2% and 98.8% at December 31, 2017 to 59.2% and 98.3% at December 31, 2018 respectively, and resulted in an increase in non-controlling interests of $86.6 and a dilution gain of $3.9, which are included in other net changes in capitalization in the consolidated statement of changes in equity.

Acquisition of Toys "R" Us (Canada) Ltd.
On May 31, 2018 the company acquired a 100% equity interest in Toys "R" Us (Canada) Ltd. ("Toys "R" Us Canada") from Toys “R” Us - Delaware, Inc. for cash consideration of $41.1 (Cdn$53.3) and an additional investment of $193.7 (Cdn$251.3) that Toys "R" Us Canada used to repay its debtor in possession financing loan. Toys "R" Us Canada is a specialty retailer of toys and baby products with 82 stores across Canada. The assets, liabilities and results of operations of Toys "R" Us Canada were consolidated in the Non-insurance companies reporting segment.

Receipt of Fairfax India Performance Fee
Pursuant to the company's investment advisory agreement with Fairfax India, on March 9, 2018 the company received a performance fee of $114.4 for the period January 30, 2015 to December 31, 2017 in the form of 7,663,685 newly issued Fairfax India subordinate voting shares, which increased the company's equity interest in Fairfax India to 33.6% from 30.2% at December 31, 2017.

Acquisition of certain businesses of Carillion Canada Inc.
On March 7, 2018 the company acquired the services business carried on in Canada by Carillion Canada Inc. and certain affiliates thereof relating to facilities management of airports, commercial and retail properties, defense facilities, select healthcare facilities and on behalf of oil, gas and mining clients. The acquired business was subsequently renamed Dexterra Integrated Facilities Management (“Dexterra”). Dexterra is an infrastructure services company that provides asset management and operations solutions to industries and governments. The assets, liabilities and results of operations of Dexterra were consolidated in the Non-insurance companies reporting segment.

Deconsolidation of Quess Corp Limited
On March 1, 2018 Thomas Cook India entered into a strategic joint venture agreement with the founder of Quess Corp Limited ("Quess") that resulted in Quess becoming a joint venture of Thomas Cook India whereas it was previously a consolidated subsidiary. Accordingly, the company remeasured the carrying value of Quess to its fair value of $1,109.5, recognized a non-cash gain of $889.9 and commenced applying the equity method of accounting. The deconsolidation of Quess from the Non-insurance companies reporting segment reduced non-controlling interests by $212.5 which was included in deconsolidation of subsidiary in the consolidated statement of changes in equity. On December 9, 2019 Thomas Cook India completed a non-cash spin-off of Quess and recorded a non-cash impairment loss of $190.6. See note 6.

Sale of Keg Restaurants Ltd. to Recipe Unlimited Corporation (formerly Cara Operations Limited)
On February 22, 2018 the company completed the sale of its 51.0% ownership interest in The Keg to Recipe for consideration of $74.6 (Cdn $94.7), comprised of cash of $7.9 (Cdn $10.0) and 3,400,000 Recipe subordinate voting shares. The other shareholders of The Keg sold their 49.0% ownership interest to Recipe for $82.7 (Cdn$105.0), comprised of cash of $74.8 (Cdn$95.0) and 401,284 Recipe subordinate voting shares. The transaction increased the company's equity interest in Recipe to 43.2% from 40.2% at December 31, 2017. The company recorded the sale of its ownership interest in The Keg to Recipe as a business combination between entities under common control using predecessor values whereby the company's carrying values for the assets and liabilities of The Keg at the date of the transaction were added to those of Recipe's, with no change to the company's consolidated financial statements. Recipe's acquisition of the remaining 49.0% ownership interest in The Keg was recorded as an equity transaction, with the excess of consideration paid over the carrying value of non-controlling interests in The Keg included in other net changes in capitalization in the consolidated statement of changes in equity. During 2019 Recipe estimated that it may be required to pay an additional $15.4 (Cdn$20.0) of cash consideration to the other former shareholders of The Keg pursuant to the achievement of certain financial objectives within the first three years subsequent to closing.
Acquisition of AIG operations in Uruguay
On January 31, 2018 the company completed the acquisition of the insurance operations of AIG in Uruguay (subsequently renamed SBI Seguros Uruguay S.A. ("SouthBridge Uruguay")) for cash consideration of $5.9. The assets, liabilities and results of operations of SouthBridge Uruguay were consolidated in the Insurance and Reinsurance - Other reporting segment.

	Toys "R" Us Canada		Other(1)
Acquisition date	May 31, 2018		Throughout 2018
Percentage of common shares acquired	100.0%
Assets:
Insurance contract receivables	—		4.1
Portfolio investments	9.1	(2)	30.5
Recoverable from reinsurers	—		10.0
Deferred income taxes	11.3		1.6
Goodwill and intangible assets(3)	16.8		193.7
Other assets	415.8		130.5
	453.0		370.4
Liabilities:
Accounts payable and accrued liabilities	166.4		105.0
Deferred income taxes	12.4		1.8
Insurance contract payables	—		2.6
Insurance contract liabilities	—		13.9
Borrowings - non-insurance companies	195.9		23.3
	374.7		146.6
Non-controlling interests	—		4.0
Purchase consideration	41.1		218.4
Excess of fair value of net assets acquired over purchase consideration	37.2		1.4
	453.0		370.4

(1)	Comprised primarily of the acquisitions of Dexterra and SouthBridge Uruguay, and incremental acquisitions by Boat Rocker, Recipe and Pethealth.

(2)	Comprised of subsidiary cash and cash equivalents.

(3)	Comprised of goodwill of $140.5 and intangible assets of $70.0 (primarily customer relationships of $21.5, brand names of $15.3 and media content and non-compete agreements at Boat Rocker of $12.1).